Risk Management (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2020 USD ($)
Risk Management (Details) [Line Items]
Market risk trading portfolio, description	For the Bank, the VaR estimate is made under the historical simulation methodology, which consists of observing the behavior of the profits and losses that would have occurred in the current portfolio if the market conditions for a given historical period had been in force, in order to infer the maximum loss on the basis of that information, with a given degree of confidence. The methodology has the advantage of precisely reflecting the historical distribution of the market variables and not requiring any assumptions regarding the distribution of specific probabilities. All the VaR measures are intended to determine the distribution function for a change in the value of a given portfolio, and once that distribution is known, to calculate the percentile related to the necessary degree of confidence, which will be equal to the value at risk by virtue of those parameters. As calculated by the Bank, the VaR is an estimate of the maximum expected loss of market value for a given portfolio over a 1–day horizon, with a 99.00% confidence level. It is the maximum 1–day loss that the Bank could expect to experience in a given portfolio, with a 99.00% confidence level. In other words, it is the loss that the Bank would expect to experience only 1.0% of the time. The VaR provides a single estimate of market risk which is not comparable from one market risk to another. Returns are calculated through the use of a 2–year time window or at least 520 data points obtained since the last reference date for calculation of the VaR going backward in time.	For the Bank, the VaR estimate is made under the historical simulation methodology, which consists of observing the behavior of the profits and losses that would have occurred in the current portfolio if the market conditions for a given historical period had been in force, in order to infer the maximum loss on the basis of that information, with a given degree of confidence. The methodology has the advantage of precisely reflecting the historical distribution of the market variables and not requiring any assumptions regarding the distribution of specific probabilities. All the VaR measures are intended to determine the distribution function for a change in the value of a given portfolio, and once that distribution is known, to calculate the percentile related to the necessary degree of confidence, which will be equal to the value at risk by virtue of those parameters. As calculated by the Bank, the VaR is an estimate of the maximum expected loss of market value for a given portfolio over a 1–day horizon, with a 99.00% confidence level. It is the maximum 1–day loss that the Bank could expect to experience in a given portfolio, with a 99.00% confidence level. In other words, it is the loss that the Bank would expect to experience only 1.0% of the time. The VaR provides a single estimate of market risk which is not comparable from one market risk to another. Returns are calculated through the use of a 2–year time window or at least 520 data points obtained since the last reference date for calculation of the VaR going backward in time.
Trading portfolio (in Dollars)		$ 2,620
Capital and reserves	$ 2,343,580		$ 2,122,742	$ 89,100
Corporate and Investment Banking segment	100.00%	100.00%
Individual basis commercial loans, description	Additionally, with current COVID-19 infection rates having increased and continued high levels of uncertainty in the macro-economic outlook and to address a potential lag in defaults the Bank’s management have determined to record overlay or post-model adjustments for an amount of MCh$59,000, wherein MCh$29,000 addressed macroeconomics’ variables and MCh$30,000 associated to expected behavior of Fogape loans.	Additionally, with current COVID-19 infection rates having increased and continued high levels of uncertainty in the macro-economic outlook and to address a potential lag in defaults the Bank’s management have determined to record overlay or post-model adjustments for an amount of MCh$59,000, wherein MCh$29,000 addressed macroeconomics’ variables and MCh$30,000 associated to expected behavior of Fogape loans.
Smaller commercial loans	$ 400	$ 240,000,000
Holidays Payment	121,850
Lieu of payment	31,447		38,890
Lieu of payment, gross	32,643		40,932
Lieu of payment, allowance	$ 1,196		$ 42
Liquidity, description	In response to the COVID-19 pandemic, the Chilean Central Bank has made two lines of credit available to banks to reinforce their liquidity, amounting to a total of US$24 billion for the whole banking system. These lines of credit bear interest at the Central Bank’s monetary policy rate (MPR), which was 0.5% as of December 31, 2020. Pursuant to these lines of credit, a bank may borrow up to 3% of the aggregate amount of its consumer and commercial loan portfolios as of February 29, 2020 and may borrow up to an additional 12% if it uses the funds to provide loans to companies and individuals. The first line of credit is a facility available conditionally on loan growth (the “FCIC”) to ensure that banks continue to finance households and businesses in Chile. Loans provided by this line of credit may have maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. Loans provided under the second line of credit, the LCL, are unsecured and may have maturities of up to 2 years. In addition, borrowings by a bank under the LCL are limited to the aggregate amount of the liquidity reserve requirements of such bank. Ultimately, these lines of credit are intended to ensure banks have ample liquidity to enable them to continue financing SMEs and Middle-market companies. As of December 31, 2020, we had borrowed Ch$4,959,260 billion (US$7 billion) under these lines of credit.	In response to the COVID-19 pandemic, the Chilean Central Bank has made two lines of credit available to banks to reinforce their liquidity, amounting to a total of US$24 billion for the whole banking system. These lines of credit bear interest at the Central Bank’s monetary policy rate (MPR), which was 0.5% as of December 31, 2020. Pursuant to these lines of credit, a bank may borrow up to 3% of the aggregate amount of its consumer and commercial loan portfolios as of February 29, 2020 and may borrow up to an additional 12% if it uses the funds to provide loans to companies and individuals. The first line of credit is a facility available conditionally on loan growth (the “FCIC”) to ensure that banks continue to finance households and businesses in Chile. Loans provided by this line of credit may have maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. Loans provided under the second line of credit, the LCL, are unsecured and may have maturities of up to 2 years. In addition, borrowings by a bank under the LCL are limited to the aggregate amount of the liquidity reserve requirements of such bank. Ultimately, these lines of credit are intended to ensure banks have ample liquidity to enable them to continue financing SMEs and Middle-market companies. As of December 31, 2020, we had borrowed Ch$4,959,260 billion (US$7 billion) under these lines of credit.
Capital adequacy requirement, description			Chilean banks are required by the General Banking Law to maintain regulatory capital of at least 8% of risk-weighted assets, net of required loan loss allowance and deductions, and paid-in capital and reserves (“basic capital”) of at least 3% of total assets, net of required loan loss allowances. Regulatory capital and basic capital are calculated based on the consolidated financial statements prepared in accordance with the Compendium of Accounting Standards issued by the FMC (formerly the SBIF) the Chilean regulatory agency. As we are the result of the merger between two predecessors with a relevant market share in the Chilean market, we are currently required to maintain a minimum regulatory capital to risk-weighted assets ratio of 11%. As of December 31, 2020, the ratio of our regulatory capital to risk-weighted assets, net of loan loss allowance and deductions, was 15.37% and our core capital ratio was 6.69%. Regulatory capital is defined as the aggregate of: ●a bank’s paid-in capital and reserves, excluding capital attributable to subsidiaries and foreign branches or basic capital; ●its subordinated bonds, valued at their placement price (but decreasing by 20,0% for each year during the period commencing six years prior to maturity), for an amount up to 50,0% of its basic capital; and ●its voluntary allowances for loan losses for an amount of up to 1,25% of risk weighted-assets,
CLF [Member]
Risk Management (Details) [Line Items]
Capital and reserves	$ 63,500
Debt additional allowance	2,066
Post-model adjustments for amount	$ 59,000